Derivative Instruments (Details 2) - J P Morgan Chase Bank N A [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Derivative Assets in Statement of Assets and Liabilities	$ 0	$ 73
Gross Derivative Liabilities in Statement of Assets and Liabilities	(5)	0
Collateral Pledged (Received)	0	0
Net position of Derivative Assets, Liabilities and Pledged Collateral	$ (5)	$ 73